RISK MANAGEMENT - Credit Risk Model - Scenario Tables (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Colombia | Scenario A
Risk Management
Inflation		3.02%
Interest rates		4.25%
GDP growth		2.35%
House prices		(1.45%)
Unemployment rate		10.13%
Colombia | Scenario B
Risk Management
Inflation		3.26%
Interest rates		4.25%
GDP growth		2.66%
House prices		1.70%
Unemployment rate		9.73%
Colombia | Scenario C
Risk Management
Inflation		3.54%
Interest rates		4.25%
GDP growth		2.84%
House prices		4.93%
Unemployment rate		9.28%
Colombia | Scenario A - forecast
Risk Management
Inflation	3.27%
Interest rates	3.75%
GDP growth	2.79%
House prices	(3.47%)
Unemployment rate	10.67%
Colombia | Scenario B - forecast
Risk Management
Inflation	3.68%
Interest rates	5.00%
GDP growth	3.21%
House prices	2.81%
Unemployment rate	9.55%
Colombia | Scenario C - forecast
Risk Management
Inflation	4.14%
Interest rates	5.25%
GDP growth	4.24%
House prices	7.37%
Unemployment rate	8.48%
Guatemala | Scenario A - forecast
Risk Management
Inflation	3.23%
Interest rates	0.30%
GDP growth	2.76%
Exchange Rate	1.12%
Guatemala | Scenario B - forecast
Risk Management
Inflation	5.16%
Interest rates	(0.15%)
GDP growth	3.54%
Exchange Rate	0.32%
Guatemala | Scenario C - forecast
Risk Management
Inflation	6.67%
Interest rates	0.47%
GDP growth	2.33%
Exchange Rate	1.43%
Honduras | Scenario A - forecast
Risk Management
Inflation	4.69%
Interest rates	0.30%
GDP growth	3.46%
Exchange Rate	4.15%
Honduras | Scenario B - forecast
Risk Management
Inflation	4.22%
Interest rates	(1.49%)
GDP growth	4.41%
Exchange Rate	3.92%
Honduras | Scenario C - forecast
Risk Management
Inflation	5.02%
Interest rates	0.20%
GDP growth	3.17%
Exchange Rate	4.35%
El Salvador | Scenario A - forecast
Risk Management
Inflation	1.40%
Interest rates	0.11%
GDP growth	2.50%
El Salvador | Scenario B - forecast
Risk Management
Inflation	5.94%
Interest rates	0.21%
GDP growth	4.64%
El Salvador | Scenario C - forecast
Risk Management
Inflation	1.40%
Interest rates	0.24%
GDP growth	1.34%
Nicaragua | Scenario A - forecast
Risk Management
Inflation	2.68%
Interest rates	0.63%
GDP growth	1.32%
Exchange Rate	5.68%
Nicaragua | Scenario B - forecast
Risk Management
Inflation	6.62%
Interest rates	1.69%
GDP growth	(3.64%)
Exchange Rate	7.00%
Nicaragua | Scenario C - forecast
Risk Management
Inflation	9.08%
Interest rates	1.04%
GDP growth	(6.78%)
Exchange Rate	6.26%
Costa Rica | Scenario A - forecast
Risk Management
Inflation	2.20%
Interest rates	0.20%
GDP growth	3.30%
Exchange Rate	1.71%
Costa Rica | Scenario B - forecast
Risk Management
Inflation	3.62%
Interest rates	7.72%
GDP growth	2.11%
Exchange Rate	6.43%
Costa Rica | Scenario C - forecast
Risk Management
Inflation	11.41%
Interest rates	9.63%
GDP growth	(0.95%)
Exchange Rate	18.35%
Panama | Scenario A - forecast
Risk Management
Inflation	1.79%
Interest rates	0.44%
GDP growth	2.16%
Panama | Scenario B - forecast
Risk Management
Inflation	2.00%
Interest rates	0.11%
GDP growth	4.60%
Panama | Scenario C - forecast
Risk Management
Inflation	3.68%
Interest rates	0.45%
GDP growth	4.85%